Income Taxes - Significant Components of the Provisions for Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal		$ 288,755	$ 269,330	$ 438,244
Foreign		53,155	53,442	31,125
State and local		52,372	39,320	61,402
Total current		394,282	362,092	530,771
Deferred:
Federal		(102,149)	(486,669)	(56,891)
Foreign		(35,276)	(42,292)	(2,121)
State and local		(5,953)	(91,769)	(9,229)
Total deferred	[1]	(143,378)	(620,730)	(68,241)
Total provisions (credits) for income taxes		$ 250,904	$ (258,638)	$ 462,530

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.